Summary of Principal Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Accounting Policies [Abstract]
Schedule of variable interest entity

	November 30, 2022	February 28, 2022
	(unaudited)
Current assets	$6,860,956	$4,503,346
Non-current assets	222,356	21,042
Total assets	$7,083,312	$4,524,388

Current liabilities	$11,613,194	$8,556,844
Non-current liabilities	35,471	—
Total liabilities	$11,648,665	$8,556,844

Assets and liabilities of the VIE’s Subsidiaries

	November 30, 2022	February 28, 2022
	(unaudited)
Current assets	$4,303,806	$5,330,206
Non-current assets	7,390	9,121
Total assets	$4,311,196	$5,339,327

Current liabilities	$3,359,261	$4,162,414
Non-current liabilities	—	—
Total liabilities	$3,359,261	$4,162,414

Operating Result of VIE

	For the nine months Ended November 30, 2022	For the nine months Ended November 30, 2021
	(unaudited)	(unaudited)
Revenue	$11,632,351	$2,412,523
Cost of revenue	(10,492,448)	(727,879)
Gross profit (loss)	$1,139,903	$1,684,644

Amortization and depreciation	(8,626)	(5,961)
General and administrative expenses	(1,664,299)	(1,702,284)
Marketing cost	(258,256)	(321,846)
Research & development	(295,527)	(438,033)
Total operating expenses	$(2,226,708)	$(2,468,124)

Profit (loss) from operations	$(1,086,805)	$(783,480)

Interest income	3,122	2,569
Other income	64,086	13,996
Total other income (expense)	$67,208	$16,565

Tax expense	—	—

Net profit (loss)	$(1,019,597)	$(766,915)

Operating Result of VIE’s Subsidiaries

	For the nine months Ended November 30, 2022	For the nine months Ended November 30, 2021
	(unaudited)	(unaudited)
Revenue	$9,358,664	$14,741,361
Cost of revenue	(9,095,097)	(14,003,795)
Gross profit (loss)	$263,567	$737,566

Amortization and depreciation	(763)	(719)
General and administrative expenses	(269,281)	(441,202)
Marketing cost	(32,336)	(62,535)
Research & development	(61,365)	—
Total operating expenses	$(363,745)	$(504,456)

Profit (loss) from operations	$(100,178)	$233,110

Interest income	95	41
Other income	1	64,690
Total other income (expense)	$96	$64,731

Tax expense	—	—

Net profit (loss)	$(100,082)	$297,841

	February 28, 2022	February 28, 2021
Current assets	$4,503,346	$2,251,100
Non-current assets	21,042	45,503
Total assets	$4,524,388	$2,296,603

Current liabilities	$8,556,844	$4,906,955
Non-current liabilities	—	—
Total liabilities	$8,556,844	$4,906,955

Assets and liabilities of the VIE Subsidiary

	February 28, 2022	February 28, 2021
Current assets	$5,330,206	$4,177,156
Non-current assets	9,121	—
Total assets	$5,339,327	$4,177,156

Current liabilities	$4,162,414	$3,318,450
Non-current liabilities	—	—
Total liabilities	$4,162,414	$3,318,450

Operating Result of VIE

	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Revenue	$2,971,031	$1,912,012
Cost of revenue	(867,154)	(1,112,697)
Gross profit (loss)	$2,103,877	$799,315

Amortization and depreciation	(7,948)	(7,102)
General and administrative expenses	(2,313,818)	(1,709,543)
Marketing cost	(562,637)	(364,160)
Research & development	(583,874)	(170,006)
Total operating expenses	$(3,468,277)	$(2,250,811)

Profit (loss) from operations	$(1,364,400)	$(1,451,496)

Interest income	20,971	3,166
Other income	17,403	24,126
Total other income (expense)	$38,374	$27,292

Tax expense	—	—

Net profit (loss)	$(1,326,026)	$(1,424,204)

Operating Result of VIE Subsidiary

	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Revenue	$19,824,966	$14,738,480
Cost of revenue	(18,886,139)	(13,924,179)
Gross profit (loss)	$938,827	$814,301

Amortization and depreciation	(990)	(713)
General and administrative expenses	(597,962)	(432,365)
Marketing cost	(79,280)	—
Research & development	(31,505)	(55,965)
Total operating expenses	$(709,737)	$(489,043)

Profit (loss) from operations	$229,090	$325,258

Interest income	83	47
Other income	60,296	64,709
Total other income (expense)	$60,379	$64,756

Tax expense	—	—

Net profit (loss)	$289,469	$390,014